Additional Detail Summary
Run Date - 05/02/2023 2:00:31 PM

Amortization Type	Loan Count	% of Loans	Original Balance	% of Balance
Fixed	88	94.62%	$16,747,720.00	93.87%
Adjustable	5	5.38%	$1,092,805.00	6.13%
Total	93	100.00%	$17,840,525.00	100.00%

Lien Position	Loan Count	% of Loans	Original Balance	% of Balance
First	93	100.00%	$17,840,525.00	100.00%
Other	-	0.00%	-	0.00%
Total	93	100.00%	$17,840,525.00	100.00%

Loan Purpose	Loan Count	% of Loans	Original Balance	% of Balance	Appendix A ASF Dictionary Pge 82
Cash Out: Debt Consolidation	5	5.38%	$738,261.00	4.14%
Cash Out: Home Improvement/Renovation	-	0.00%	-	0.00%
Cash Out: Other/Multi-purpose/Unknown Purpose	34	36.56%	$5,713,293.00	32.02%
Limited Cash-Out	-	0.00%	-	0.00%
First Time Home Purchase	-	0.00%	-	0.00%
Other-than-first-time Home Purchase	43	46.24%	$9,796,421.00	54.91%
Rate/Term Refinance - Borrower Initiated	11	11.83%	$1,592,550.00	8.93%
Total	93	100.00%	$17,840,525.00	100.00%

Original Term to Maturity	Loan Count	% of Loans	Original Balance	% of Balance
12	-	0.00%	-	0.00%
120 - 360	90	96.77%	$17,049,350.00	95.57%
361+	3	3.23%	$791,175.00	4.43%
Total	93	100.00%	$17,840,525.00	100.00%

Property Type	Loan Count	% of Loans	Original Balance	% of Balance	Appendix D ASF Pge 84
Single Family Detached	55	59.14%	$10,971,170.00	61.50%
Condo, Low Rise	-	0.00%	-	0.00%
Condo, High Rise	1	1.08%	$137,250.00	0.77%
Condotel	-	0.00%	-	0.00%
PUD	5	5.38%	$1,349,000.00	7.56%
Townhouse	11	11.83%	$1,725,430.00	9.67%
Multi-wide Manufactured Housing	-	0.00%	-	0.00%
1 Family Attached	6	6.45%	$931,250.00	5.22%
2 Family	9	9.68%	$1,329,225.00	7.45%
3 Family	1	1.08%	$152,750.00	0.86%
4 Family	5	5.38%	$1,244,450.00	6.98%
5-10 Unit Multi-Family	-	0.00%	-	0.00%
Total	93	100.00%	$17,840,525.00	100.00%

Occupancy	Loan Count	% of Loans	Original Balance	% of Balance	Appendix E ASF Pge 84
Primary	-	0.00%	-	0.00%
Second Home	-	0.00%	-	0.00%
Investment	93	100.00%	$17,840,525.00	100.00%
Total	93	100.00%	$17,840,525.00	100.00%

Profile	Loan Count	% of Loans	Original Balance	% of Balance	Extrapolated from other data
Full Credit/Compliance	-	0.00%	-	0.00%
Business Purpose	93	100.00%	$17,840,525.00	100.00%
Total	93	100.00%	$17,840,525.00	100.00%